THE ENVIRONMENT (unaudited)	12 Months Ended
Dec. 31, 2017
THE ENVIRONMENT (unaudited)
THE ENVIRONMENT (unaudited)

NOTE 29 — THE ENVIRONMENT (unaudited)

The Company has made disbursements totaling ThCh$ 2,184,723 for improvements in industrial processes, equipment to measure industrial waste flows, laboratory analysis, consulting on environmental impacts and others,

These disbursements by country are detailed as follows:

	Period ended 2017		Future commitments
Country	Recorded as expenses	Capitalized to Property, plant and equipment	To be Recorded as expenses	To be capitalized to Property, plant and equipment
	ThCh$	ThCh$	ThCh$	ThCh$
Chile	1,061,569	—	—	—
Argentina	357,999	—	—	—
Brazil	464,022	69,689	—	—
Paraguay	64,216	167,228	7,061	18,389

Total	1,947,806	236,917	7,061	18,389